Acquisitions, Assets and Liabilities Held for Sale, Licensing Agreements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Licensing Agreements (Details)
				1 Months Ended				12 Months Ended
		Sep. 15, 2014 USD ($)	Jul. 11, 2014 USD ($)	Nov. 30, 2016	Nov. 30, 2015	Aug. 31, 2014 USD ($) target	Aug. 31, 2012 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Long-term investments	[1]							$ 7,116,000,000	$ 15,999,000,000
Acquisitions of intangible assets	[2]							176,000,000	99,000,000	$ 384,000,000
Licensing Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments to licensing partners						$ 80,000,000
Number of selected targets | target						15
Number of collaboration selected targets | target						4
Collaborative arrangement, milestone, maximum, value						$ 185,000,000
Long-term investments						$ 35,000,000
Licensing Agreements [Member] | AstraZeneca, Nexium, Global, Over-the-counter Rights [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments to licensing partners							$ 250,000,000	$ 200,000,000
Acquisitions of intangible assets		$ 50,000,000	$ 200,000,000
Licensing Agreements [Member] | Common Stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Investment, ownership percentage				8.00%	8.00%	10.00%
Other Current Liabilities [Member] | Licensing Agreements [Member] | AstraZeneca, Nexium, Global, Over-the-counter Rights [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Accrued milestone payments									$ 93,000,000

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.